Cover Page	Nov. 05, 2026
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Six Flags Entertainment Corporation/NEW
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42157
Entity Tax Identification Number	93-4097909
Entity Address, Address Line One	1000 Ballpark Way,
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Arlington
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76011
City Area Code	972
Local Phone Number	595-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FUN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001999001
Amendment Flag	false
Former Address
Entity Addresses [Line Items]
Entity Address, Address Line One	8701 Red Oak Blvd.,
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28217